GOODWILL AND INTANGIBLE ASSETS, NET - Disclosure of detailed information about goodwill and intangible assets, net (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		$ 10,012
Amortization recognized in the year		1,338	$ 1,377	$ 1,758
Impairment		997
Goodwill and intangible assets at end of period		3,107	10,012
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		21,016	26,933
Impairment		(6,387)	(495)
Deconsolidation of Oranim			(6,321)
Foreign currency translation adjustments		820	899
Goodwill and intangible assets at end of period		15,449	21,016	26,933
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		(11,004)	(11,035)
Amortization recognized in the year		1,338	1,377
Deconsolidation of Oranim			(1,408)
Goodwill and intangible assets at end of period		(12,342)	(11,004)	(11,035)
Cultivations and processing license [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period	[1]	980
Goodwill and intangible assets at end of period	[1]	106	980
Cultivations and processing license [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period	[1]	2,671	2,524
Impairment	[1]	(997)	0
Deconsolidation of Oranim	[1]		0
Foreign currency translation adjustments	[1]	123	147
Goodwill and intangible assets at end of period	[1]	1,797	2,671	2,524
Cultivations and processing license [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period	[1]	(1,691)	(1,691)
Amortization recognized in the year	[1]	0	0
Deconsolidation of Oranim	[1]		0
Goodwill and intangible assets at end of period	[1]	(1,691)	(1,691)	(1,691)
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		2,320
Goodwill and intangible assets at end of period		1,091	2,320
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		10,079	12,727
Impairment		0	0
Deconsolidation of Oranim			(2,822)
Foreign currency translation adjustments		101	174
Goodwill and intangible assets at end of period		10,180	10,079	12,727
Customer relationships [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		(7,759)	(7,798)
Amortization recognized in the year		1,330	1,369
Deconsolidation of Oranim			(1,408)
Goodwill and intangible assets at end of period		(9,089)	(7,759)	(7,798)
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		33
Goodwill and intangible assets at end of period		25	33
Trade name [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		1,564	1,564
Impairment		0	0
Deconsolidation of Oranim			0
Foreign currency translation adjustments		0	0
Goodwill and intangible assets at end of period		1,564	1,564	1,564
Trade name [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		(1,531)	(1,523)
Amortization recognized in the year		8	8
Deconsolidation of Oranim			0
Goodwill and intangible assets at end of period		(1,539)	(1,531)	(1,523)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		6,679
Goodwill and intangible assets at end of period		1,885	6,679
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		6,679	10,095
Impairment		(5,390)	(495)
Deconsolidation of Oranim			(3,499)
Foreign currency translation adjustments		596	578
Goodwill and intangible assets at end of period		1,885	6,679	10,095
Goodwill [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		0	0
Amortization recognized in the year		0	0
Deconsolidation of Oranim			0
Goodwill and intangible assets at end of period		0	0	0
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		0
Goodwill and intangible assets at end of period		0	0
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		23	23
Impairment		0	0
Deconsolidation of Oranim			0
Foreign currency translation adjustments		0	0
Goodwill and intangible assets at end of period		23	23	23
Other [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets at beginning of period		(23)	(23)
Amortization recognized in the year		0	0
Deconsolidation of Oranim			0
Goodwill and intangible assets at end of period		$ (23)	$ (23)	$ (23)

[1]	The licenses consisted of GMP and GDP licenses in Germany that had indefinitely useful life. The Company recognized an impairment loss in total amount of $997 during the year ended December 31, 2025 (see below).